Summary of Significant Accounting Policies: Cash and Cash Equivalents (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Cash, Uninsured Amount	$ 21,825,000	$ 27,000,000	$ 13,000,000